Condensed Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
Operating Activities
Net loss	$ (6,163,529)	$ (4,295,261)	$ (6,152,278)	$ (5,651,561)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	250,737	176,295	245,477	150,093
Amortization of deferred financing costs				159,516
Amortization of debt discount	170,544	385,752	522,041	6,417,346
Fair value of stock options and warrants issued to consultants, employees and directors	527,981	391,315		166,094
Share-based compensation related to stock options and warrants issued to consultants, employees and directors			477,620	865,895
Change in fair value of derivative instruments	(109,153)	(276,860)	(49,590)	(5,576,979)
Loss on sale of assets				9,184
Loss on disposal of Cryogenic shippers		3,510	6,517	21,285
Interest accrued on restricted cash	(274)	(620)	(765)	649
Changes in operating assets and liabilities:
Accounts receivable	(27,914)	45,112	25,242	(78,490)
Inventories	(2,906)	365	16,004	81,012
Other assets	155,937	(109,289)	(155,851)	(50,219)
Accounts payable and accrued expenses	338,475	(160,252)	(109,728)	209,907
Accrued warranty costs				(18,743)
Accrued compensation and related expenses	150,446	157,015	306,744	105,822
Accrued interest	36,194	43,712	57,156	335,830
Net cash used in operating activities	(4,673,462)	(3,639,206)	(4,811,411)	(2,853,359)
Investing Activities
Decrease in restricted cash				10,000
Purchases of intangible assets	(125,213)	(95,479)	(124,050)	(116,948)
Purchases of property and equipment	(243,857)	(299,067)	(341,400)	(31,926)
Net cash used in investing activities	(369,070)	(394,546)	(465,450)	(138,874)
Financing Activities
Proceeds from issuance of common stock, net of cash paid for issuance costs			11,571,286	4,046,863
Proceeds from borrowings under convertible notes				1,321,500
Repayments of convertible debentures payable	(1,776,628)		(423,372)
Payment of deferred financing costs	(158,270)	(275,699)	(275,699)	(92,520)
Proceeds from exercise of warrants	571,633		213,203	1,437,100
Repayments of related party notes payable	(78,000)	(90,000)	(160,000)	(120,000)
Repayments of note payable to officer				(143,950)
Payment of fees associated with the exercise of warrants				(76,632)
Proceeds from private placement of common stock, net of cash paid for issuance costs		3,480,541
Restricted cash-investor funds		255,000
Deposits from investors		(255,000)
Payment on line of credit	(90,000)
Proceeds from release of restricted cash	91,443
Net cash (used in) provided by financing activities	(1,439,822)	3,114,842	10,925,418	6,372,361
Net change in cash and cash equivalents	(6,482,354)	(918,910)	5,648,557	3,380,128
Cash and cash equivalents, beginning of period	9,278,443	3,629,886	3,629,886	249,758
Cash and cash equivalents, end of period	2,796,089	2,710,976	9,278,443	3,629,886
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	113,305	16,841	39,568	13,875
Income taxes	1,600	1,600	1,600	1,600
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Cashless exercise of warrants	36
Deferred financing costs offset against proceeds in additional paid-in capital		72,862
Fair value of options issued to employee in lieu of cash bonus		216,000	216,000
Reduction of accrued offering costs in connection with February 2010 financing		29,067	29,067
Estimated fair value of shares issued for services		23,999
Reclassification of property and equipment to inventories		60,228	60,228
Offering costs in connection with equity financing included in accounts payable			121,727	304,766
Settlement of accounts payable with shares of common stock			23,999
Conversion of debt to common stock			200,000	5,728,884
Reclassification of embedded conversion feature to equity upon conversion				2,728,459
Cashless exercise of warrants and stock options			114	16
Cumulative effect of accounting change to accumulated deficit for derivative liabilities				9,657,893
Cumulative effect of accounting change to additional paid-in capital for derivative liabilities				4,217,730
Reclassification of inventory to property and equipment				449,229
Addition of principal due to debt modifications				646,369
Reclassification of derivative liabilities to additional paid-in capital upon fixing conversion feature and warrant price			128,276	9,009,329
Estimated fair value of warrants issued to related party in connection with an advisory services agreement			302,769
Cumulative effect of accounting change to debt discount for derivative liabilities				2,595,095
Debt discount in connection with convertible debt financing				$ 1,080,201